INVESTMENTS IN VARIABLE INTEREST ENTITIES (SUMMARY OF VARIABLE INTEREST ENTITIES BY CONTRACTUAL MATURITY) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Variable Interest Entity [Line Items]
Total, Amortized Cost	$ 1,398.1
Total, Estimated Fair Value	1,367.1
Amortized Cost [Member]
Variable Interest Entity [Line Items]
Due after one year through five years	417.2
Due after five years through ten years	980.9
Total, Amortized Cost	1,398.1
Due after one year through five years	382.3
Due after five years through ten years	869.8
Total, Amortized Cost of Securities Held with Unrealized Losses	1,252.1
Estimated Fair Value [Member]
Variable Interest Entity [Line Items]
Due after one year through five years	411.3
Due after five years through ten years	955.8
Total, Estimated Fair Value	1,367.1
Due after one year through five years	376.3
Due after five years through ten years	844.3
Total, Estimated Fair Value of Securities Held with Unrealized Losses	$ 1,220.6